Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows used in operating activities
Net loss	$ (7,118,223)	$ (4,723,407)	$ (13,763,658)	$ (12,073,260)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40,828	42,240	84,479	90,923
Accretion of discount on promissory note				24,273
Accrued expenditures for government grant	(66,423)		(80,000)
Accrued interest				8,230
Accrued interest income, related party	2,550		(2,550)
Change in fair value of warrant liability	432,933	16,658	4,085,284	(1,823,444)
Change in fair value of bonus rights liability	(37,360)	2,123	75,830	8,295
Provision for loan losses	55,000
Impairment of intangible assets	39,166
Share-based compensation	723,412	1,202,356	2,369,585	1,777,271
Loss on write-off of equipment				5,506
Shares issued for services	2,273,949
Changes in non-cash operating working capital items:
Prepaid expenses and other current assets	(67,766)	127,109	(117,271)	619,787
Accounts payable and accrued liabilities	(151,880)	(1,832,532)	(1,451,264)	2,110,301
Net cash used in operating activities	(3,873,814)	(5,165,453)	(8,799,565)	(9,252,118)
Cash flows provided by (used in) investing activities
Acquisition of equipment				(4,876)
Net cash provided by (used in) investing activities				(4,876)
Cash flows provided by financing activities
Units issued for cash	3,732,469	4,506,055	9,223,587
Exercise of options	1,800	10,500	27,000	40,785
Proceeds received less expenses from government grant			201,500
Exercise of warrants	160,000
Proceeds received from restricted government grant	290,825
Amounts paid from restricted government grant funds	(205,917)		(111,087)
Share issuance costs	(405,753)	(208,686)	(1,055,985)
Issuance of related party note			(55,000)
Net cash provided by financing activities	3,573,424	4,307,869	8,230,015	40,785
Effect of foreign exchange on cash		(8,341)	(19,573)	(1,888)
Change in cash and cash equivalents during the period	(300,390)	(865,925)	(589,123)	(9,218,097)
Cash and cash equivalents, beginning of period	1,494,573	2,083,696	2,083,696	11,301,793
Cash and cash equivalents, end of period	1,194,183	1,217,771	1,494,573	2,083,696
Cash and cash equivalents consists of:
Demand deposits	1,018,862	1,217,771
Cash			1,404,160	2,083,696
Restricted cash	175,321		90,413
Total cash and cash equivalents	1,194,183	1,217,771	1,494,573	2,083,696
Supplemental Disclosure
Cash paid for interest	37,754	26,187	59,777	16,000
Supplemental non-cash disclosures
Reallocation of fair value of share options upon exercise	126,382	676,632	1,424,519	206,382
Reclassification of derivative liability for warrants priced with USD per change in functional currency			351,969
Reclassification of derivative liability of warrants priced with CAD per change in functional currency			4,541,545
Reclassification of derivative liability for warrants re-priced from CAD to USD exercise price	3,942,575		4,025,102
Common shares issued for share issuance costs	928,874	618,004	618,004
Warrants issued for share issuance costs	582,245	73,018	$ 402,166
Common shares issued for services	$ 2,273,949